RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2016
RELATED PARTY TRANSACTIONS
Summary of balances and transactions of the Company with SPP

	Thousands of Yen
	2014	2015	2016
Advance payment	¥—	¥66,675	¥—

	Thousands of Yen
	2014	2015	2016
Expenses	¥34,502	¥30,886	¥20,962